7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of options
	2021	2020	2019
Risk-free interest rate	n/a	n/a	1.33%
Expected life	n/a	n/a	5 years
Expected volatility	n/a	n/a	123.92%
Expected dividend yield	n/a	n/a	Nil